CMA


CMA TAX-EXEMPT FUND


Semi-Annual Report






September 30, 1998

MERILL LYNCH BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.






CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper




To Our Shareholders:

For the six-month period ended September 30, 1998, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of 3.08%*. As of September 30, 1998, the Fund's 7-day yield was 3.40%.

Investment Outlook
Short-term interest rates fell dramatically during the six-month period ended September 30, 1998. Interest rates on one-year US Treasury bills fell approximately 100 basis points (1.00%) during the six-month period as investors sought the safety of securities backed by the US Government in the global financial turmoil.

Economic data released during the period continued to indicate benign inflationary conditions and a domestic economy that continued to grow despite deteriorating conditions in other parts of the world. However, investors began to fear that the global recession would eventually begin to affect the health of the US economy and force the Federal Reserve Board to ease monetary policy. Investors began to drive down bond yields in anticipation of a weaker economy, and the sharp drop in the stock market further exacerbated the fall in interest rates. Additionally, shortly before the end of the period, the Federal Reserve Board lowered short-term interest rates 25 basis points in the hope of heading off any economic slowdown in the United States. This was followed by another 25 basis point cut in short-term interest rates in October, which investors viewed positively.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Interest rates also fell on short-term tax-exempt securities, although not to the degree that they fell on Treasury bills. Short-term municipal bonds did not benefit from the flight to quality as US Government issues did, although interest rates were affected by the flow of cash into the short-term end of the market, especially money market funds. Short-term municipal interest rates were volatile during the period as they reacted to fluctuations in supply and demand. For instance, interest rates rose in April as tax-exempt money funds experienced investor redemptions from tax payments. However, interest rates fell in July and August in response to increased demand for short-term products. Although interest rates on variable rate demand notes rose during the month of September as dealers sought to avoid the high cost of carrying inventory over quarter-end, interest rates on longer-term notes actually fell as new issues were met with favorable investor response.

New-issue supply for the six-month period rose approximately $3.1 billion, or 15%, from the $21 billion issued during the previous six-month period. Assets of the tax-exempt money fund industry rose approximately $3.2 billion over the period, although they were quite volatile during this time. Assets fell dramatically in April as investors liquidated money market fund shares to pay their annual tax bills. However, assets rose throughout July and August as cash flowed into the money funds from dividends, maturities and as a safe haven from the falling equity markets. Assets of the tax-exempt money fund industry ended the period at approximately $175 billion, an increase from the $172 billion at the outset of the quarter, but below their all-time high of nearly $180 billion.

Investment Strategy
During the six-month period ended September 30, 1998, we maintained the average portfolio maturity of CMA Tax-Exempt Fund in the 35-day--50-day range. For most of the period, the short-term tax-exempt yield curve was flat to inverted. This means that the interest rates on shorter-term variable rate products equaled or exceeded those of tax-exempt notes and commercial paper.

The main reason for the shape of the yield curve was the large volume of structured issues created by the broker-dealer community. Such securities are created from high-quality, longer-term municipal bonds or notes and resecuritized into money market instruments that have a put back to a bank or other financial institution. The large volume of these securities created during the last six months has kept upward pressure on short-term interest rates, while the demand for longer-term paper has forced these interest rates down, thus producing a flat or inverted yield curve. In such an environment, there is no yield reward for extending maturity. At certain times during the period, the Fund's average portfolio maturity approached 50 days as we purchased new issues, most notably the $250 million state of Texas tax and revenue anticipation notes in late August as well as several state and local financings which sold in June. This strategy enhanced the Fund's performance during the six-month period ended September 30, 1998 as it continued to outperform the average total return of similar tax-exempt funds, according to Lipper Analytical Services.

The amendments to SEC Rule 2a-7, which govern money market funds, became effective in July. While diversification rules were tightened, CMA Tax-Exempt Fund has been well diversified and thus the new rules have had little impact on the Fund. We will continue to monitor global financial events as well as domestic economic data to attempt to gauge the future direction of interest rates and Federal Reserve Board policy. Credit quality and diversification remain paramount to the Fund as we seek to offer shareholders an attractive tax-exempt market yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



November 9, 1998





Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM     Adjustable Convertible Extendible Securities
AMT         Alternative Minimum Tax (subject to)
BAN         Bond Anticipation Notes
COP         Certificates of Participation
CP          Commercial Paper
DATES       Daily Adjustable Tax-Exempt Securities
EDA         Economic Development Authority
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
MSTR        Municipal Securities Trust Receipts
PCR         Pollution Control Revenue Bonds
S/F         Single-Family
TAN         Tax Anticipation Notes
TAW         Tax Anticipation Warrants
TRAN        Tax Revenue Anticipation Notes
UPDATES     Unit Price Adjustable Tax-Exempt Securities
UT          Unlimited Tax
VRDN        Variable Rate Demand Revenue Bonds



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                                                          (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                  Issue                                                 (Note 1a)
Alabama--      $ 67,500    Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.), VRDN,
2.6%                       4% due 12/01/2026 (a)                                                              $   67,500
                           Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                           VRDN (a):
                 25,000        Series A, 4.15% due 5/01/2022                                                      25,000
                 10,300        Series C, 4.15% due 10/01/2022                                                     10,300
                 24,300        Series E, 4.05% due 10/01/2022                                                     24,300
                  7,600    McIntosh, Alabama, IDB, PCR (Ciba Corporation Project), VRDN, Series A,
                           3.95% due 12/01/2003 (a)                                                                7,600
                  8,600    Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                           4.15% due 6/01/2015 (a)                                                                 8,600
                  9,680    Montgomery, Alabama, Special Care Facilities Financing Authority, Health Care
                           Facilities Revenue Bonds (Saint Margaret's Hospital), VRDN, 4.10% due
                           11/01/2013 (a)                                                                          9,680
                 25,050    Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project), VRDN,
                           4.15% due 6/01/2015 (a)                                                                25,050
                 24,000    Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                           Corporation Project), VRDN, 4.25% due 1/01/2031 (a)                                    24,000
                 38,900    West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                           VRDN, 4.20% due 6/01/2028 (a)                                                          38,900

Alaska--0.9%               Valdez, Alaska, Marine Terminal Revenue Bonds (Exxon Pipeline Co. Project) (a):
                 27,300        DATES, 4.10% due 10/01/2025                                                        27,300
                 11,700        Refunding, VRDN, Series A, 4.05% due 12/01/2033                                    11,700
                 24,600        Refunding, VRDN, Series B, 4.05% due 12/01/2033                                    24,600
                 17,600        Refunding, VRDN, Series C, 4.05% due 12/01/2033                                    17,600

Arizona--        26,300    Apache County, Arizona, IDA, IDR (Tucson Electric Power--Springerville
3.1%                       Project), VRDN, Series B, 4.10% due 12/15/2018 (a)                                     26,300
                 10,200    Arizona Educational Loan Marketing Corporation Revenue Bonds, VRDN, AMT,
                           Series A, 4.10% due 3/01/2015 (a)(c)                                                   10,200
                  6,350    Coconino County, Arizona, PCR (Arizona Public Service Co.--Navajo Project),
                           VRDN, AMT, Series A, 4.15% due 10/01/2029 (a)                                           6,350
                 15,500    Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds (Samaritan
                           Health Service Hospital), VRDN, Series B-2, 4.10% due 12/01/2008 (a)(c)                15,500
                           Maricopa County, Arizona, Pollution Control Corporation, PCR (El Paso Electric
                           Co. Project), VRDN, Series A (a):
                 41,500        4.10% due 7/01/2014                                                                41,500
                 25,000        Refunding, 4.10% due 8/01/2015                                                     25,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Arizona                    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
(concluded)                (Arizona Public Service Co.), VRDN (a):
               $ 26,200        Series A, 4.05% due 5/01/2029                                                  $   26,200
                 27,950        Series C, 4.15% due 5/01/2029                                                      27,950
                 19,700        Series D, 4.15% due 5/01/2029                                                      19,700
                 20,785    Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Lease
                           Revenue Bonds, VRDN, 4.15% due 7/01/2023 (a)                                           20,785
                  7,000    Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                           VRDN, 4.15% due 12/01/2009 (a)                                                          7,000
                           Salt River Project, Arizona, Agricultural Improvement and Power District,
                           Electric System Revenue Bonds, CP:
                 11,460        3.50% due 10/07/1998                                                               11,460
                 23,900        3.55% due 11/10/1998                                                               23,900
                 12,000        3.55% due 11/12/1998                                                               12,000
                  8,900    Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 4.15% due 7/01/2023 (a)                 8,900

Arkansas--                 Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds
0.1%                       (Mortgage-Backed Securities Program), AMT:
                  3,230        Series D, 3.70% due 7/01/1999                                                       3,230
                  3,495        UT, Series B, 3.75% due 7/01/1999 (f)                                               3,495

California--               California Higher Education Loan Authority, Inc., Student Loan Revenue Bonds:
2.0%             41,425        AMT, Series C, 3.75% due 6/01/1999 (h)                                             41,425
                 33,000        Refunding, VRDN, AMT, Series E-1, 4.05% due 12/01/2022 (a)(h)                      33,000
                 21,500        Refunding, VRDN, Series A, 3.80% due 5/01/1999 (a)                                 21,500
                 50,000    California Public Capital Improvements Financing Authority Revenue Bonds
                           (Pooled Loan Project), Series D, 3.45% due 12/15/1998                                  50,000
                 40,000    Los Angeles County, California, Metropolitan Transportation Authority Revenue
                           Bonds, Municipal Trust Receipts, VRDN, Series SGB-1, 3.97% due 7/01/2025 (a)(g)        40,000

Colorado--       80,800    Colorado Health Facilities Authority Revenue Bonds (Catholic Health), VRDN,
1.7%                       Series B, 3.90% due 12/01/2025 (a)                                                     80,800
                 10,500    Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                           Series F, 4.10% due 11/15/2025 (a)                                                     10,500
                 14,705    Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN, 4.15%
                           due 5/01/2013 (a)(e)                                                                   14,705
                 14,610    Municipal Securities Trusts Certificate, Colorado, Public Highway Authority
                           Revenue Bonds, Series 54, Class A, 3.80% due 8/01/2005 (a)(c)                          14,610
                 14,755    Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public
                           Improvements Corporation), VRDN, 4% due 12/01/2035 (a)                                 14,755
                           Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project), VRDN (a):
                  6,500        AMT, Series B, 4.25% due 4/01/2014                                                  6,500
                  5,010        Series A, 4.10% due 4/01/2016                                                       5,010
                  8,000    Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN, 4% due
                           6/01/2005 (a)                                                                           8,000

Connecticut--     3,560    Connecticut State, GO, Tender Option Certificates, 4.15% due 5/01/2005 (a)              3,560
0.7%             22,000    Connecticut State Special Assessment, Unemployment Compensation,
                           Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C, 3.60%
                           due 7/01/1999 (f)                                                                      22,000
                           Eagle Tax-Exempt Trust, Connecticut, VRDN (a):
                 13,200        Series 1994, Class 0701, 3.70% due 8/15/2012                                       13,200
                 23,700        Series 1996, Class 0701, 4.12% due 11/15/2004                                      23,700




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Delaware--    $  34,000    Delaware State, EDA, IDR, Refunding (Delaware Clean Power Project), VRDN,
0.5%                       AMT, Series B, 4.10% due 8/01/2029 (a)                                             $   34,000
                  7,745    Delaware State, GO, Series A, 4.50% due 2/01/1999                                       7,767

District of                District of Columbia, General Fund Recovery Bonds, VRDN, UT (a):
Columbia--       11,980        Series B-1, 4.25% due 6/01/2003                                                    11,980
0.8%             14,800        Series B-3, 4.25% due 6/01/2003                                                    14,800
                 17,100    District of Columbia, Hospital Revenue Bonds (Providence Hospital), VRDN,
                           Series 89-A, 4.10% due 12/01/2019 (a)                                                  17,100
                 26,700    Eagle Tax-Exempt Trust, Washington D.C., District of Columbia, GO, VRDN,
                           Series 1994-A, 4.12% due 6/01/2005 (a)                                                 26,700

Florida--        12,000    Capital Projects Finance Authority Revenue Bonds, Florida (Florida Hospital
2.1%                       Association--Capital Projects Loan), VRDN, Series A, 4% due 6/01/2028 (a)(g)           12,000
                 44,300    Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 4% due
                           10/05/2022 (a)(f)                                                                      44,300
                 24,750    Eagle Tax-Exempt Trust, Florida, VRDN, Series 1996-C, 3.60% due 7/01/2025 (a)          24,750
                 24,195    Florida State Municipal Power Agency, Revenue Refunding Bonds (Stanton
                           Project), VRDN, 3.90% due 10/01/2019 (a)(c)                                            24,195
                  6,050    Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue
                           Bonds, VRDN, AMT, Series A-51, 4.40% due 10/01/2023 (a)                                 6,050
                 10,000    Jacksonville, Florida, PCR, Refunding (Florida Power & Light Co. Project),
                           VRDN, 4.10% due 5/01/2029 (a)                                                          10,000
                  5,000    Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project), VRDN,
                           3.95% due 3/01/2018 (a)                                                                 5,000
                 25,000    Palm Beach County, Florida, School District, TAN, 4.50% due 10/13/1998                 25,007
                 18,900    Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co. Project),
                           VRDN, 4.05% due 1/01/2026 (a)                                                          18,900
                  4,900    Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                           Light & Power Co. Project), VRDN, AMT, 4.25% due 1/01/2027 (a)                          4,900
                  7,000    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds,
                           CP, Series B, 3.60% due 10/08/1998                                                      7,000
                  6,560    Volusia County, Florida, Health Facilities Authority Revenue Bonds (Pooled
                           Hospital Loan Program), ACES, 3.92% due 11/01/2015 (a)(f)                               6,560

Georgia--         6,095    Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, 5.25% due
4.6%                       1/01/1999 (e)                                                                           6,120
                           Bartow County, Georgia, Development Authority, PCR (Georgia Power
                           Company Plant--Bowen Project), VRDN (a):
                  6,800        1st Series, 4.10% due 6/01/2023                                                     6,800
                 26,200        Refunding, 4.15% due 3/01/2024                                                     26,200
                           Burke County, Georgia, Development Authority, PCR (Georgia Power
                           Company--Plant Vogtle Project), VRDN (a):
                 17,700        4.10% due 7/01/2024                                                                17,700
                 22,000        2nd Series, 4.15% due 4/01/2025                                                    22,000
                 27,400        AMT, 4.25% due 9/01/2034                                                           27,400
                 27,800        Refunding, 4.15% due 9/01/2026                                                     27,800
                 16,100        Refunding, 3rd Series, 4.15% due 9/01/2025                                         16,100
                 41,000    Cobb County, Georgia, TAN, UT, 4% due 12/31/1998                                       41,051
                  5,000    Doughterty County, Georgia, School District, TAN, 4% due 12/31/1998                     5,005
                  2,915    Eagle Tax-Exempt Trust, Georgia, Resource Finance Authority, VRDN,
                           Series 1996-C, Class 1001, 3.50% due 12/01/2016 (a)                                     2,915
                 27,000    Fulton County, Georgia, TAN (General Fund), 4.25% due 12/31/1998                       27,042
                 29,706    Georgia Municipal Association, Pooled Bonds, COP, VRDN, 4% due
                           12/15/2020 (a)(c)                                                                      29,706



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Georgia                    Georgia Municipal Gas Authority Revenue Bonds, VRDN (a):
(concluded)    $ 15,000        (Agency Project), Series A, 3.95% due 11/01/2006                               $   15,000
                 59,750        (Gas Portfolio II Project), Series C, 4% due 1/01/2008                             59,750
                 15,800    Heard County, Georgia, Development Authority, PCR (Georgia Power
                           Company Plant--Wansley), VRDN, 4.10% due 9/01/2029 (a)                                 15,800
                           Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
                           Bonds, VRDN (a):
                  7,005        4.15% due 7/01/2002                                                                 7,005
                  7,340        4.15% due 7/01/2004                                                                 7,340
                 18,600    Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.--
                           Scherer), VRDN, 1st Series, 4.15% due 7/01/2025 (a)                                    18,600
                  5,400    Municipal Electric Authority, Georgia (Project One), VRDN, Series B, 3.90% due
                           1/01/2016 (a)                                                                           5,400
                  5,355    Municipal Electric Authority, Georgia, Refunding (General Resolution Projects),
                           Sub-Series A, 5% due 1/01/1999 (c)                                                      5,373
                           Putnam County, Georgia, Development Authority, PCR (Georgia Power
                           Company Plant Project), VRDN (a):
                  4,600        4.10% due 3/01/2024                                                                 4,600
                 13,700        2nd Series, 4.15% due 9/01/2029                                                    13,700
                  8,600        Refunding, 4.15% due 4/01/2032                                                      8,600

Idaho--0.2%      22,600    Idaho Health Facilities Authority Revenue Bonds (Pooled Financing Program),
                           ACES, 4% due 10/01/2010 (a)                                                            22,600

Illinois--        7,000    Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT, 3.37% due
7.7%                       6/01/2022 (a)                                                                           7,000
                 11,000    Chicago, Illinois, Midway Airport Revenue Bonds, VRDN, Series A (Second Lien),
                           4.30% due 1/01/2029 (a)(c)                                                             11,000
                           Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                           Airlines) (a):
                 26,900        DATES, Series B, 4.20% due 12/01/2017                                              26,900
                 23,500        DATES, Series C, 4.20% due 12/01/2017                                              23,500
                 18,200        DATES, Series D, 4.20% due 12/01/2017                                              18,200
                 20,200        VRDN, Series A, 4.20% due 12/01/2017                                               20,200
                  6,430    Chicago, Illinois, O'Hare International Airport Revenue Bonds (General Airport),
                           VRDN, Second Lien, Series B, 3.92% due 1/01/2015 (a)                                    6,430
                 14,800    Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                           (Compagnie Nationale--Air France), VRDN, AMT, 4.15% due 5/01/2018 (a)                  14,800
                 15,000    Chicago, Illinois, Park District, TAW, UT, 4.30% due 9/17/1999                         15,104
                 16,895    Chicago, Illinois, GO, VRDN, Series B, 3.90% due 1/01/2012 (a)                         16,895
                           Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN (a):
                 19,800        (Emergency Phone), Series 1996-C, Class 1302, 3.70% due 1/01/2023                  19,800
                 14,380        Series 1995, Class 1301, 3.75% due 1/01/2004                                       14,380
                  9,900        Series 1996-C, Class 1302, 3.60% due 7/01/2020                                     9,900
                  9,900        Series 1998, Class 1301, 3.70% due 11/01/2015                                       9,900
                 12,200    Illinois Development Finance Authority, PCR, Refunding (Commonwealth Edison
                           Company Project), VRDN, Series B, 3.95% due 10/15/2014 (a)                             12,200
                           Illinois Development Finance Authority Revenue Bonds, VRDN (a):
                 24,300        (Lyric Opera Chicago Project), 4% due 12/01/2028                                   24,300
                  6,000        Refunding (Olin Corporation Project), Series A, 4.20% due 6/01/2004                 6,000
                           Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                 20,000        (The Adler Planetarium), 4% due 4/01/2031                                          20,000
                 16,300        (Art Institute of Chicago), 4.05% due 3/01/2027                                    16,300
                  5,100        (Chicago Historical Society), 4% due 12/01/2025                                     5,100
                 26,100        (Illinois Institute of Technology), Series A, 4% due 9/01/2025                     26,100
                 17,800        (Northwestern), 3.70% due 12/01/2025                                               17,800




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Illinois                   Illinois Health Facilities Authority Revenue Bonds (a):
(concluded)   $   6,900        (Central Dupage--Healthcorp. Project), VRDN, 4.15% due 11/01/2020              $    6,900
                  8,400        (Hospital Sisters Services, Inc.), UPDATES, Series E, 4% due
                               12/01/2014 (b)(c)                                                                   8,400
                 41,000        (Northwest Community Hospital), VRDN, 4% due 7/01/2025                             41,000
                 27,600        (Northwestern Memorial Hospital), VRDN, 4.10% due 8/15/2025                        27,600
                 80,555        Refunding (Advocate Health Care), VRDN, Series B, 4.15% due 8/15/2022              80,555
                 20,000        Refunding (Little Company of Mary Hospital), VRDN, Series B, 4.05% due
                               8/15/2021 (c)                                                                      20,000
                 32,100        (Resurrection Health Care System), VRDN, 4.10% due 5/01/2011                       32,100
                  7,000        (Revolving Fund Pooled Financing Program), VRDN, Series F, 3.90%
                               due 8/01/2015                                                                       7,000
                           Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                           Corporation Project), CP:
                 22,000        3.85% due 11/30/1998                                                               22,000
                 12,000        Series A, 3.90% due 10/15/1998                                                     12,000
                 10,000        Series B, 3.85% due 2/01/1999                                                      10,000
                 10,000        Series C, 3.85% due 2/01/1999                                                      10,000
                 10,000        Series D, 3.85% due 2/01/1999                                                      10,000
                 18,815    Illinois State, GO, VRDN, UT, Series SG-60, 4.12% due 8/01/2019 (a)(c)                 18,815
                  4,900    Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                           AMT, Series A, 4.05% due 3/01/2006 (a)                                                  4,900
                 21,350    Regional Transportation Authority, Illinois, VRDN, Series SG-82, 4.12% due
                           6/01/2025 (a)(c)                                                                       21,350
                           Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                           Bonds (Shell Oil Co.--Wood River Project), VRDN, AMT (a):
                 11,100        4.25% due 8/01/2021                                                                11,100
                 10,600        4.25% due 4/01/2022                                                                10,600

Indiana--         3,125    Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
3.0%                       VRDN, Series A, 4% due 7/01/2027 (a)                                                    3,125
                           Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                           Hospital), VRDN (a):
                  1,645        Series B, 3.90% due 1/01/2016                                                       1,645
                  2,700        Series B, 3.90% due 1/01/2020                                                       2,700
                  3,505        Series C, 3.90% due 1/01/2016                                                       3,505
                  5,670        Series D, 3.90% due 1/01/2016                                                       5,670
                  5,800    Hammond, Indiana, PCR, Refunding (Amoco Oil Co. Project), VRDN, 4.10% due
                           2/01/2022 (a)                                                                           5,800
                 48,500    Indiana Bond Bank, Advance Funding Program Notes, Series A-2, 4% due
                           1/20/1999                                                                              48,561
                           Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (a):
                 10,650        (Capital Access Designated Pool), 3.90% due 1/01/2012                              10,650
                 20,700        (Clarian Health Partners, Inc), Series B, 4.05% due 2/15/2026                      20,700
                 15,000        (Community Hospitals Project), Series A, 4.05% due 7/01/2027                       15,000
                 15,000        Refunding (Charity Obligation Group), Series E, 4% due 11/01/2026                  15,000
                 18,200        Refunding (Clarian Health Partners, Inc.), Series A, 4.05% due 2/15/2026 (c)       18,200
                 22,500    Indiana Secondary Market Educational Loans Incorporated, Educational Loan
                           Revenue Bonds, VRDN, AMT, Series B, 4% due 12/01/2014 (a)(e)                           22,500



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                          Value
State            Amount                                Issue                                                  (Note 1a)
Indiana        $  5,000    Indianapolis, Indiana, Local Public Improvement Bond Bank Notes, Series B,
(concluded)                4.25% due 1/11/1999 (f)                                                            $    5,008
                           Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service Co.),
                           VRDN (a):
                  9,800        Series A, 4.15% due 8/01/2010                                                       9,800
                  8,000        Series B, 4.15% due 6/01/2013                                                       8,000
                 36,800        Series C, 4.15% due 4/01/2019                                                      36,800
                  9,400    Princeton, Indiana, PCR, Refunding (PSI Energy Inc. Project), VRDN, 4.15% due
                           4/01/2022 (a)                                                                           9,400
                  9,000    Purdue University, Indiana, University Revenue Bonds (Student Fees), VRDN,
                           Series O, 3.80% due 7/01/2019 (a)                                                       9,000
                           Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN (a)(e):
                 14,200        Series A, 4.15% due 7/01/2025                                                      14,200
                  7,900        Series B, 4.15% due 7/01/2025                                                       7,900

Iowa--2.3%                 Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                           Paper Company Project), VRDN (a):
                  4,730        4.30% due 3/01/2033                                                                 4,730
                 42,000        AMT, Series A, 4.30% due 6/01/2024                                                 42,000
                 20,500        AMT, Series A, 4.30% due 5/01/2025                                                 20,500
                 66,400        Series A, 4.30% due 7/01/2023                                                      66,400
                 45,000    Iowa State School Cash Anticipation Program (Iowa School Corp. Warrants
                           Certificates), Series A, 4.50% due 6/25/1999 (g)                                       45,271
                 14,500    Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN,
                           AMT, Series B, 4.10% due 12/01/2013 (a)(e)                                             14,500
                 19,200    Polk County, Iowa, Revenue Bonds (Catholic Health), VRDN, Series B, 3.90% due
                           12/01/2015 (a)                                                                         19,200

Kansas--0.3%      9,100    Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
                           Refining and Marketing), VRDN, AMT, Series A, 4.25% due 8/01/2024 (a)                   9,100
                 17,500    Kansas State, Development Finance Authority, Health Facilities Revenue Bonds
                           (Stormont-Vail), VRDN, Series M, 4.15% due 11/15/2023 (a)(c)                           17,500

Kentucky--        5,100    Ashland, Kentucky, PCR (Calgon Carbon Corporation Project), VRDN, Series A,
2.4%                       4.25% due 10/01/2006 (a)                                                                5,100
                 22,700    Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                           (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 4.25% due 11/01/2024 (a)        22,700
                           Daviess County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                           (Scott Paper Co. Project), VRDN, AMT (a):
                 44,100        Series A, 4.25% due 12/01/2023                                                     44,100
                  9,300        Series A, 4.25% due 5/01/2024                                                       9,300
                 26,200        Series B, 4.25% due 12/01/2023                                                     26,200
                 21,700        Series B, 4.25% due 5/01/2024                                                      21,700
                 35,000    Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN,
                           Series A, 4.50% due 6/25/1999                                                          35,231
                 14,000    Kentucky Economic Development Finance Authority Revenue Bonds (Pooled
                           Hospital Loan Program), VRDN, 4.15% due 8/01/2018 (a)                                  14,000
                 38,300    Kentucky State Pollution Abatement and Water Resource Finance Authority, PCR
                           (Toyota Motors), VRDN, AMT, 4.65% due 8/13/2006 (a)                                    38,300




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Louisiana--   $  31,500    Calcasieu Parish Inc., Louisiana, IDB, Environmental Revenue Refunding Bonds
3.1%                       (Citgo Petroleum Corporation), VRDN, AMT, 4.25% due 3/01/2025 (a)                  $   31,500
                  8,800    Eagle Tax-Exempt Trust, Louisiana State, VRDN, Series 94, Class 1803, 4.12% due
                           5/01/2008 (a)                                                                           8,800
                           East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN (a):
                 10,750        4.10% due 11/01/2019                                                               10,750
                 43,200        4.15% due 3/01/2022                                                                43,200
                           Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-Knighton
                           Medical Center Project), VRDN (a)(e):
                 33,200        4% due 9/01/2025                                                                   33,200
                 30,500        4% due 9/01/2027                                                                   30,500
                           Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                           Refunding Bonds (Loop Inc.--First Stage)(a):
                 21,700        ACES, 4.05% due 9/01/2006                                                          21,700
                 19,500        VRDN, Series A, 4.05% due 9/01/2008                                                19,500
                 24,200    Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP
                           Exploration & Oil), VRDN, AMT, 4.25% due 10/01/2024 (a)                                24,200
                           Saint Charles Parish, Louisiana, PCR, VRDN (a):
                 24,400        (Shell Oil Company--Norco Project), AMT, 4.25% due 11/01/2021                      24,400
                  4,400        (Shell Oil Company Project), 3.80% due 6/01/2005                                    4,400
                 21,000        (Shell Oil Company Project), AMT, Series A, 4.25% due 10/01/2022                   21,000
                  4,400    South Louisiana Port Commission, Louisiana, Port Revenue Refunding Bonds
                           (Occidental Petroleum Corporation Project), VRDN, 4% due 7/01/2018 (a)                  4,400

Maine--0.0%                Maine Health and Higher Educational Facilities Authority Revenue Bonds (VHA
                           New England Inc.), VRDN (a)(e):
                  1,250        Series B, 4% due 12/01/2025                                                         1,250
                  1,450        Series F, 4% due 12/01/2025                                                         1,450

Maryland--       35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum
0.8%                       Corporation), VRDN, 3.55% due 10/14/2011 (a)                                           35,700
                 32,500    Montgomery County, Maryland, CP, 3.50% due 11/10/1998                                  32,500

Massachusetts--  20,900    Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series 1993-J, 3.70%
0.6%                       due 12/10/1998 (a)                                                                     20,900
                  8,700    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                           (Capital Asset Program), VRDN, Series E, 4.05% due 1/01/2035 (a)                        8,700
                 24,000    Massachusetts State Turnpike Authority, Metropolitan Highway Systems
                           Revenue Bonds, VRDN, Series A-50, 4.35% due 1/01/2027 (a)                              24,000

Michigan--       10,600    Delta County, Michigan, Economic Development Corporation, Environmental
3.7%                       Improvement Revenue Refunding Bonds (Mead Escambia Paper), VRDN,
                           Series D, 4.15% due 12/01/2023 (a)                                                     10,600
                 17,100    Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds,
                           VRDN, 3.80% due 1/01/2020 (a)(f)                                                       17,100
                  8,460    Holly, Michigan, Area School District, VRDN, UT, Series SG-50, 4.12% due
                           5/01/2020 (a)(f)                                                                        8,460
                           Kent Hospital Financial Authority, Michigan, Revenue Refunding Bonds
                           (Spectrum Health), VRDN (a)(c):
                 24,200        Series B, 3.45% due 1/15/2026                                                      24,200
                 26,800        Series C, 3.45% due 1/15/2026                                                      26,800
                           Michigan Municipal Bond Authority Revenue Notes:
                 73,000        Series D-1, 4.25% due 8/27/1999                                                    73,428
                 20,000        Series D-2, 4.25% due 8/27/1999                                                    20,117




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Michigan                   Michigan State Strategic Fund, Limited Obligation Revenue Refunding
(concluded)                Bonds, VRDN (a):
               $ 11,600        (Consumers Power Company Project), Series A, 4.10% due 6/15/2010               $   11,600
                  6,150        (Detroit Edison Company), Series CC, 4.10% due 9/01/2030                            6,150
                 17,300    Monroe County, Michigan, Economic Development Corporation, Limited
                           Obligation Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series CC,
                           4.10% due 10/01/2024 (a)                                                               17,300
                           Royal Oak, Michigan, Hospital Finance Authority Revenue Bonds (William
                           Beaumont Hospital), VRDN (a):
                 18,200        Series J, 4.15% due 1/01/2003                                                      18,200
                 17,300        Series L, 4.15% due 1/01/2027                                                      17,300
                           University of Michigan, University Hospital Revenue Bonds, VRDN, Series A (a):
                 54,100        4.15% due 12/01/2027                                                               54,100
                 15,900        (Medical Service Plan), 4.15% due 12/01/2027                                       15,900
                 13,900        Refunding, 4.15% due 12/01/2019                                                    13,900

Minnesota--                Eagle Tax-Exempt Trust, Minnesota, GO, VRDN (a):
1.0%             45,000        Series 1993-A, 3.70% due 8/01/2003                                                 45,000
                  1,825        Series 1993-A, 3.70% due 8/01/2004                                                  1,825
                 24,885        Series 1993-G, 3.70% due 8/01/2007                                                 24,885
                 17,575    Minnesota State, GO, Refunding, UT, 4.25% due 6/01/1999                                17,638

Mississippi--    11,600    Harrison County, Mississippi, PCR, Refunding (E.I. du Pont de Nemours & Co.),
1.3%                       VRDN, 4.15% due 9/01/2010 (a)                                                          11,600
                  7,000    Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                           (Chevron USA, Inc. Project), VRDN, 4.25% due 12/15/2024 (a)                             7,000
                           Jackson County, Mississippi, PCR, Refunding (Chevron USA, Inc. Project),
                           VRDN (a):
                 22,200        4% due 12/01/2016                                                                  22,200
                 22,895        4% due 6/01/2023                                                                   22,895
                  7,200    Jackson County, Mississippi, Port Facility Revenue Refunding Bonds (Chevron
                           USA, Inc. Project), VRDN, 4.10% due 6/01/2023 (a)                                       7,200
                 13,520    Mississippi Business Finance Corporation, Solid Waste Disposal Revenue
                           Refunding Bonds (Mississippi Power Company Project), VRDN, AMT,
                           4.25% due 5/01/2028 (a)                                                                13,520
                  3,000    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                           (Mississippi Baptist Medical Center), VRDN, Series B, 3.95% due 7/01/2012 (a)           3,000
                 32,300    Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project), VRDN,
                           4.05% due 3/01/2002 (a)                                                                32,300

Missouri--       30,000    Eagle Tax-Exempt Trust, Missouri, VRDN, Series 1993-E, 4.12% due 8/01/2006 (a)         30,000
2.1%                       Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                           VRDN, AMT (a):
                  7,800        Series A, 4% due 6/01/2017                                                          7,800
                 11,700        Series B, 4% due 6/01/2020                                                         11,700
                           Missouri State Environmental Improvement & Energy Resource Authority, PCR
                           (Union Electric Company):
                 14,000        Series A, 3.75% due 12/01/1998                                                     14,000
                 13,500        Series B, 3.75% due 12/01/1998                                                     13,500
                  5,000    Missouri State Health and Educational Facilities Authority, Health Facilities
                           Revenue Bonds (Sisters of Mercy Health Systems), VRDN, Series A, 3.90% due
                           6/01/2019 (a)                                                                           5,000
                 12,000    Missouri State Health and Educational Facilities Authority, Special School
                           District (Advanced Funding Program), Series L, 4.25% due 9/13/1999                     12,066
                 95,000    University of Missouri, Capital Projects Notes, Series FY 1998-99, 4.25%
                           due 6/30/1999                                                                          95,435




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Nebraska--                 Nebhelp Incorporated, Nebraska, Student Loan Program Revenue Bonds,
0.1%                       VRDN (a)(h):
               $  3,550        AMT, Series A, 4% due 12/01/2016                                               $    3,550
                  3,100        (Multiple Mode), Series C, 3.90% due 12/01/2015 (c)                                 3,100

Nevada--1.1%     93,515    Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                           Series A, 4% due 7/01/2012 (a)(c)                                                      93,515
                  7,075    Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT, Series B,
                           4.25% due 5/01/2028 (a)                                                                 7,075

New               1,400    New Hampshire Higher Educational and Health Facilities Authority Revenue
Hampshire--                Bonds (VHA New England Inc.), VRDN, Series D, 4% due 12/01/2025 (a)(e)                  1,400
0.1%              5,700    New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                           Pheasant Run Project), VRDN, AMT, 4% due 5/01/2025 (a)                                  5,700

New Jersey--     27,300    Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 1996, Class 3001, 3.70%
0.5%                       due 2/15/2007 (a)                                                                      27,300
                 14,000    Essex County, New Jersey, UT, TAN, 4% due 11/30/1998                                   14,010

New Mexico--               Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
2.4%             23,500        AMT, Series C, 4.30% due 9/01/2024                                                 23,500
                 31,000        Refunding, Series A, 4.15% due 5/01/2024                                           31,000
                 19,020        Refunding, Series B, 4.05% due 9/01/2024                                           19,020
                  8,600    Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 4.15% due 12/01/2015 (a)            8,600
                 32,900    New Mexico State Hospital, Equipment Loan Council Revenue Bonds (Catholic
                           Health), VRDN, Series B, 3.90% due 12/01/2022 (a)                                      32,900
                100,000    New Mexico State, TRAN, 4.25% due 6/30/1999                                           100,469

New York--       16,000    Brentwood, New York, Union Free School District, TAN, UT, 3.75% due 6/30/1999          16,014
6.2%             20,000    Copake Taconic Hills, New York, Central School District, BAN, UT, 4.25% due
                           4/08/1999                                                                              20,055
                 24,700    Eagle Tax-Exempt Trust, New York, Memorial Sloan, VRDN, Series 1998,
                           Class 3202, 3.70% due 7/01/2023 (a)                                                    24,700
                  4,000    Hicksville, New York, Union Free School District, UT, TAN, 3.90% due 6/23/1999          4,008
                           Long Island Power Authority, New York, Electric System Revenue Bonds,
                           VRDN (a):
                 84,500        Sub-Series 2, 3.80% due 5/01/2033                                                  84,500
                 39,200        Sub-Series 5, 4% due 5/01/2033                                                     39,200
                 20,000    Municipal Assistance Corporation, New York City, New York, VRDN,
                           Sub-Series K-1, 3.90% due 7/01/2008 (a)                                                20,000
                           New York City, New York, GO, VRDN, UT (a):
                  8,400        Series B, Sub-Series B-3, 4.10% due 8/15/2004 (c)                                   8,400
                  6,700        Sub-Series A-4, 4.05% due 8/01/2023                                                 6,700
                  3,000        Sub-Series A-7, 4.10% due 8/01/2019                                                 3,000
                           New York City, New York, Municipal Water Finance Authority, Water and
                           Sewer System Revenue Bonds (a):

                 21,500        MSTR, Series SGB-27, 4.17% due 6/15/2024 (g)                                       21,500
                 15,870        VRDN, Series A-73, 4.25% due 6/15/2029                                             15,870
                 24,900        VRDN, Series A, 4.15% due 6/15/2025 (f)                                            24,900
                 23,100        VRDN, Series G, 4% due 6/15/2024 (f)                                               23,100
                 11,440    New York City, New York, Refunding, UT, Series A, 4.50% due 8/01/1999                  11,512
                 24,400    New York City, New York, Transitional Finance Authority Revenue Bonds
                           (Future Tax Secured), VRDN, Series C, 4.05% due 5/01/2028 (a)                          24,400
                  8,500    New York City, New York, VRDN, UT, Series B, Sub-Series B-5, 4.10% due
                           8/15/2022 (a)(c)                                                                        8,500



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
New York       $ 19,000    New York State, Local Government Assistance Corporation, VRDN,
(concluded)                Series SGA-59, 4.10% due 4/01/2019 (a)(e)                                          $   19,000
                 55,065    New York State Power Authority, Revenue and General Purpose Bonds
                           (Junior Lien), 3.45% due 3/01/1999                                                     55,065
                 40,000    Rochester, New York, BAN, UT, Series IV, 4.25% due 10/29/1998                          40,012
                 47,900    Triborough Bridge and Tunnel Authority, New York, Special Obligation, VRDN,
                           3.95% due 11/02/1998 (a)(b)(f)                                                         47,900
                 49,500    Westchester County, New York, TAN, UT, 3.59% due 12/29/1998                            49,502

North Carolina--           Craven County, North Carolina, Industrial Facilities and Pollution Control
0.6%                       Financing Authority (Cravenwood Energy Project), VRDN, AMT (a):
                  2,100        Series B, 4.20% due 5/01/2011                                                       2,100
                  3,000        Series C, 4.20% due 5/01/2011                                                       3,000
                 16,875    North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                           (Cabarrus Memorial Hospital Project), VRDN, 3.95% due 3/01/2012 (a)                    16,875
                           North Carolina Medical Care Commission, Hospital Revenue Bonds (a):
                  8,800        (Carol Woods Project), VRDN, 4.15% due 4/01/2021                                    8,800
                  1,700        (Duke University Hospital Project), VRDN, Series B, 3.95% due 6/01/2015             1,700
                  2,000        (Duke University Hospital Project), VRDN, Series C, 3.95% due 6/01/2015             2,000
                 10,200        (Pooled Financing Project), ACES, Series A, 4.05% due 10/01/2020                   10,200
                           Raleigh-Durham, North Carolina, Airport Authority, Special Facility Revenue
                           Refunding Bonds (American Airlines), VRDN (a):
                  8,300        Series A, 4.15% due 11/01/2015                                                      8,300
                  2,000        Series B, 4.15% due 11/01/2015                                                      2,000

North Dakota--   12,900    Grand Forks, North Dakota, Health Care Facilities Revenue Bonds (The United
0.1%                       Hospital Obligation Group), VRDN, Series A, 4.20% due 12/01/2025 (a)                   12,900

Ohio--1.8%                 Cuyahoga County, Ohio, Hospital Revenue Bonds, VRDN (a):
                 25,000        (The Cleveland Clinic), Series D, 4.15% due 1/01/2026                              25,000
                 18,750        Refunding, Series A, 3.90% due 1/01/2016 (e)                                       18,750
                 10,500    Eagle Tax-Exempt Trust, Ohio, VRDN, Series 1995, Class 3502, 4.07% due
                           7/01/2015 (a)                                                                          10,500
                 18,385    Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                           (US Health Corp.), VRDN, Series A, 4% due 12/01/2021 (a)                               18,385
                 46,700    Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                           VRDN, Series A, 4.15% due 11/15/2022 (a)                                               46,700
                  1,865    Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement),
                           VRDN, 3.50% due 12/01/2015 (a)                                                          1,865
                           Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                           Series B (a):
                 13,900        4.15% due 12/01/2015                                                               13,900
                  8,100        Refunding (Cincinnati Gas & Electric), 4.10% due 9/01/2030                          8,100
                 20,000    Ohio State University, General Receipts, VRDN, 3.90% due 12/01/2007 (a)                20,000
                  4,200    Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                           Corporation Project), VRDN, AMT, 4% due 8/01/2026 (a)                                   4,200

Oklahoma--       10,250    Grand River Dam Authority, Oklahoma, Revenue Bonds, VRDN, Series SG-42,
0.1%                       4.12% due 6/01/2009 (a)(e)                                                             10,250




CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Oregon--0.2%   $ 16,140    Oregon State Housing and Community Services Department, Mortgage Revenue
                           Bonds (S/F Mortgage Program), Series E, 3.60% due 8/31/1999                        $   16,140

Pennsylvania--             Allegheny County, Pennsylvania, Hospital Development Authority Revenue
4.3%                       Bonds (Presbyterian Health Center), VRDN (a)(c):
                  5,000        Series A, 4.05% due 3/01/2020                                                       5,000
                  6,300        Series C, 4.05% due 3/01/2020                                                       6,300
                 33,500    Allegheny County, Pennsylvania, IDA, Pollution Revenue Bonds (Duquesne),
                           CP, Series A, 3.60% due 1/27/1999                                                      33,500
                  2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                           Project), VRDN, 4.05% due 12/01/2014 (a)                                                2,500
                           Delaware County, Pennsylvania, IDA, PCR (Philadelphia Electric Company),
                           Refunding, VRDN, Series A (a):
                  5,600        4.20% due 12/01/2009                                                                5,600
                 15,700        4.05% due 8/01/2016                                                                15,700
                 23,850    Delaware Valley, Pennsylvania, Regional Financial Authority, Local Government
                           Revenue Bonds, VRDN, Series A-74, 4.25% due 8/01/2028 (a)                              23,850
                           Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN (a):
                 17,000        Series 1994, Class 3803, 4.12% due 5/01/2008                                       17,000
                 12,300        Series 1996-C, Class 4301, 4.12% due 5/01/2015                                     12,300
                 35,000    Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 4% due
                           12/01/2028 (a)(g)                                                                      35,000
                 43,000    Geisinger, Pennsylvania, Health Systems Authority Revenue Bonds, VRDN,
                           Series B, 4.15% due 11/02/1998 (a)(b)                                                  43,000
                 12,000    Lackawanna County, Pennsylvania, VRDN, UT, Series SGB-38, 4.17% due
                           9/15/2020 (a)(e)                                                                       12,000
                           Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                           Bonds, VRDN, AMT (a):
                 11,200        Series A, 4.10% due 1/01/2018 (h)                                                  11,200
                  5,000        Series B, 4.10% due 7/01/2018                                                       5,000
                 18,725    Pennsylvania State Higher Educational Facilities Authority, College and
                           University Revenue Bonds (Temple University), VRDN, 4.05% due 10/01/2009 (a)           18,725
                           Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding
                           Bonds (Carnegie Mellon University), VRDN (a):
                 13,600        Series A, 4.15% due 11/01/2025                                                     13,600
                 37,650        Series B, 4.15% due 11/01/2027                                                     37,650
                 13,200        Series D, 4.15% due 11/01/2030                                                     13,200
                           Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                           Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                           Project), VRDN (a):
                 20,300        4.15% due 3/01/2027                                                                20,300
                 38,300        Series A, 4.15% due 3/01/2027                                                      38,300
                 19,000    Philadelphia, Pennsylvania, TRAN, Series A, 4.25% due 6/30/1999                        19,084
                  5,200    Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding
                           Bonds (Northeastern Power Company), VRDN, Series A, 4.05% due 12/01/2022 (a)            5,200

South                      Berkeley County, South Carolina, Industrial Revenue Bonds (Amoco Chemical
Carolina--                 Co. Project), VRDN, AMT (a):
1.8%             15,300        4.25% due 4/01/2027                                                                15,300
                  5,700        4.25% due 4/01/2028                                                                 5,700
                  2,000    Berkeley County, South Carolina, Pollution Control Facilities, Revenue Refunding
                           Bonds (Amoco Chemical Co. Project), VRDN, 4.10% due 7/01/2012 (a)                       2,000
                 44,000    Charleston County, South Carolina, School District, BAN, Series B, 4% due
                           4/30/1999                                                                              44,130



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
South                      Florence County, South Carolina, Solid Waste Disposal and Wastewater
Carolina                   Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project), VRDN,
(concluded)                AMT (a):
               $ 35,000        4.25% due 4/01/2026                                                            $   35,000
                 19,200        4.25% due 4/01/2027                                                                19,200
                 15,000    Greenville County, South Carolina, School District (Enhance Program), UT, 4%
                           due 3/01/1999                                                                          15,028
                           South Carolina Jobs, EDA, Revenue Bonds, VRDN (a):
                  4,430        (Saint Francis Hospital Project), 4.20% due 7/01/2022                               4,430
                  5,400        (Wellman, Inc. Project), AMT, 4.30% due 12/01/2010                                  5,400
                 12,095        (Wellman, Inc. Project), AMT, 4.30% due 12/01/2012                                 12,095
                  4,500    South Carolina State, Public Service Authority, Revenue Refunding Bonds,
                           Series B, 5% due 1/01/1999 (e)                                                          4,516

South Dakota--   20,000    Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.2%                       (Homestake Mining), VRDN, AMT, Series A, 4.25% due 7/01/2032 (a)                       20,000

Tennessee--                Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
2.9%                       Financing, VRDN (a):
                 15,720        4% due 10/01/2025                                                                  15,720
                 25,000        4% due 11/01/2027                                                                  25,000
                  9,400    Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                           Project), VRDN, AMT, 4.10% due 1/01/2012 (a)                                            9,400
                110,000    Johnson City, Tennessee, Health and Educational Facilities Board Revenue Bonds,
                           VRDN, Series A, 3.60% due 11/01/1999 (a)(c)                                           110,000
                  8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                           Project), VRDN, 4% due 9/01/2001 (a)                                                    8,100
                 13,000    Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                           Revenue Bonds (Montgomery County Loan), VRDN, 4% due 7/01/2019 (a)                     13,000
                 14,955    Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                           VRDN, 4% due 8/01/2001 (a)                                                             14,955
                 21,000    Tennessee State Local Development Authority Revenue Bonds (Student Loan
                           Programs), Series A, 4% due 5/19/1999                                                  21,032
                 26,500    Tennessee State School Bond Authority, CP, Series A, 3.70% due 10/27/1998              26,500
                 22,000    Tennessee State, VRDN, UT, Series A, 3.95% due 7/01/2001 (a)                           22,000

Texas--19.6%     23,265    Austin, Texas, Utilities Systems Revenue Bonds, CP, Series A, 3.67% due
                           12/08/1998                                                                             23,265
                           Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.), VRDN, AMT (a):
                  9,700        Refunding, Series A, 4.30% due 2/01/2032                                            9,700
                 24,005        Refunding, Series B, 4.25% due 2/01/2032 (c)                                       24,005
                 15,800        Refunding, Series C, 4.25% due 6/01/2030 (e)                                       15,800
                  8,400        Refunding, Series C, 4.25% due 2/01/2032 (c)                                        8,400
                 15,600        Series A, 4.25% due 4/01/2030                                                      15,600
                 33,700    Brazos River Authority, Texas, Revenue Refunding Bonds (Houston Lighting and
                           Power Co.), VRDN, AMT, Series 1997, 4.25% due 11/01/2018 (a)(e)                        33,700
                  4,000    Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project), VRDN, AMT,
                           4.45% due 11/01/2008 (a)                                                                4,000
                           Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN (a):
                 15,785        AMT, Series SGA-46, 4.10% due 11/01/2020 (c)                                       15,785
                 25,300        AMT, Series SGA-49, 4.10% due 11/01/2023 (c)                                       25,300
                  9,495        AMT, Series SGA-52, 4.10% due 11/01/2017 (c)                                        9,495
                  6,600        Series SGB-5, 4.17% due 11/01/2015 (f)                                              6,600
                  9,500    Eagle Tax-Exempt Trust, Dallas, Fort Worth, Texas, VRDN, Series 1996-C,
                           Class 4301, 3.45% due 11/01/2005 (a)                                                    9,500


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Texas          $  5,300    Grapevine, Texas, Industrial Development Corporation, Airport Revenue
(continued)                Refunding Bonds (Southern Air Transportation Project), VRDN, 3.95% due
                           3/01/2010 (a)                                                                      $    5,300
                  7,300    Gulf Coast, Texas, IDA, Marine Terminal Revenue Bonds (Amoco Oil Co.
                           Project), VRDN, AMT, 4.25% due 4/01/2028 (a)                                            7,300
                           Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                           Corp. Project), VRDN, AMT (a):
                 13,700        4.25% due 5/01/2025                                                                13,700
                  7,400        4.25% due 4/01/2026                                                                 7,400
                 28,500    Gulf Coast, Waste Disposal Authority, Texas, Environmental Facilities Revenue
                           Bonds (Amoco Oil Co. Project), VRDN, AMT, 4.25% due 1/01/2026 (a)                      28,500
                           Gulf Coast, Waste Disposal Authority, Texas, PCR, VRDN (a):
                 42,200        AMT (Amoco Oil Co. Project), 4.25% due 5/01/2023                                   42,200
                 30,700        AMT (Amoco Oil Co. Project), 4.25% due 6/01/2024                                   30,700
                 35,575        Refunding (Amoco Oil Co. Project), 4.05% due 10/01/2017                            35,575
                 14,400        Refunding (Exxon Project), 4.10% due 6/01/2020                                     14,400
                 19,500    Gulf Coast, Waste Disposal Authority, Texas, Pollution Control and Solid Waste
                           Disposal Revenue Refunding Bonds (Amoco Oil Co. Project), VRDN, AMT, 4.25%
                           due 5/01/2024 (a)                                                                      19,500
                           Gulf Coast, Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                           Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                 32,800        4.25% due 7/01/2027                                                                32,800
                 37,600        Refunding, 4.25% due 8/01/2023                                                     37,600
                 17,710    Harris County, Texas, GO, VRDN, Series SG-45, 4.12% due 8/15/2016 (a)(f)               17,710
                           Harris County, Texas, Health Facilities Development Corporation, Hospital
                           Revenue Bonds, VRDN (a):
                283,900        (Methodist Hospital), 4.20% due 12/01/2025                                        283,900
                 11,700        Refunding (Memorial Hospital System Project), Series B, 4% due 6/01/2024 (c)       11,700
                145,200        Refunding (Methodist Hospital), 4.20% due 12/01/2026                              145,200
                           Harris County, Texas, Industrial Development Corporation, PCR
                           (Exxon Project) (a):
                  7,900        DATES, Series 1984-A, 4.15% due 3/01/2024                                           7,900
                 10,200        DATES, Series 1984-B, 4.15% due 3/01/2024                                          10,200
                  8,100        VRDN, AMT, 4.15% due 8/15/2027                                                      8,100
                 33,050    Harris County, Texas, Industrial Development Corporation, PCR, Refunding
                           (Shell Oil Company Project), VRDN, 4.05% due 4/01/2027 (a)                             33,050
                 46,100    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                           Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series A, 4.30%
                           due 2/01/2023 (a)                                                                      46,100
                           Harris County, Texas (Toll Road), Sub-Lien, VRDN (a):
                 25,000        Series H, 3.95% due 8/01/2020                                                      25,000
                 31,900        UT, Series B, 4% due 8/01/2015                                                     31,900
                 24,200    Hockley County, Texas, Industrial Development Corporation, PCR (Amoco
                           Project--Standard Oil Co.), 3.60% due 3/01/1999                                        24,200
                 12,430    Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN, 3rd
                           Junior Lien, 4% due 1/01/2013 (a)(c)                                                   12,430
                 11,500    Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                           (Saint Joseph Health System), VRDN, Series A, 4.10% due 7/01/2013 (a)                  11,500
                 44,600    Matagorda County, Texas, Navigational District No. 1, Revenue Refunding Bonds
                           (Houston Lighting & Power Co. Project), VRDN, AMT, Series 1997, 4.25% due
                           11/01/2028 (a)(e)                                                                      44,600
                 17,600    North Central Texas, Health Facilities Development Corporation Revenue Bonds
                           (Methodist Hospitals--Dallas), VRDN, Series B, 4.15% due 10/01/2015 (a)(d)             17,600


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Texas                      North Texas Higher Education Authority Incorporated, Student Loan Revenue
(concluded)                Bonds, VRDN, AMT (a)(h):
               $  6,000        3.95% due 12/01/2032                                                           $    6,000
                  3,000        Refunding, 4% due 3/01/1999                                                         3,000
                 27,900        Refunding, 4% due 3/01/2005                                                        27,900
                  5,000        Refunding, Series A, 4% due 4/01/2020                                               5,000
                 29,000        Refunding, Series A, 4% due 4/01/2005                                              29,000
                 12,800        Series C, 4% due 4/01/2020 (e)                                                     12,800
                 13,700        Series F, 4% due 4/01/2020 (e)                                                     13,700
                           Panhandle Plains, Texas, Higher Education Authority Incorporated, Student
                           Loan Revenue Bonds, VRDN, AMT, Series A (a)(h):
                  9,000        4.10% due 6/01/2021                                                                 9,000
                 13,700        4.10% due 6/01/2025                                                                13,700
                  4,700        Refunding, 4.10% due 6/01/2008                                                      4,700
                 18,800    Port Corpus Christi, Texas, Industrial Development Corporation, Sewage and
                           Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project), VRDN,
                           AMT, 4.25% due 4/01/2026 (a)                                                           18,800
                 14,400    Port of Port Arthur, Texas, Navigational District, PCR, Refunding (Texaco Inc.
                           Project), VRDN, 4.15% due 10/01/2024 (a)                                               14,400
                 20,000    Port of Port Arthur, Texas, Navigational District Revenue Bonds (BASF Corp.
                           Project), VRDN, AMT, 4.30% due 4/01/2033 (a)                                           20,000
                           Sabine River Authority, Texas, PCR, VRDN (a)(e):
                 20,600        Refunding (Texas Utilities Project), Series A, 4.15% due 3/01/2026                 20,600
                 15,900        (Texas Utilities Electric Co. Project), AMT, 4.25% due 3/01/2026                   15,900
                 13,400    San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                           (Trinity University Project), VRDN, 4.05% due 4/01/2004 (a)                            13,400
                 10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, Series SG-51, 4.12%
                           due 8/15/2019 (a)(f)                                                                   10,000
                 52,200    South Texas Higher Education Authority Incorporated, Student Loan Revenue
                           Refunding Bonds, VRDN, AMT, 4.10% due 12/01/2027 (a)(c)(h)                             52,200
                 16,850    Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                           Bonds (Southern Methodist University), VRDN, 4.15% due 7/01/2015 (a)                   16,850
                 28,400    Texas State, Multi-Modal Water Development Board, VRDN, Series A, 4.20% due
                           3/01/2015 (a)                                                                          28,400
                           Texas State, Public Financial Authority Revenue Bonds:
                 10,000        CP, Series A, 3.65% due 10/13/1998                                                 10,000
                  7,150        Refunding, 4% due 10/01/1998                                                        7,150
                 36,500    Texas State, Refunding (Veterans' Housing Assistance Fund), VRDN, AMT, 4%
                           due 12/01/2016 (a)                                                                     36,500
                 92,000    Texas State, TRAN, 4.50% due 8/31/1999                                                 92,881
                 22,770    Texas State (Tender Options Certificates), VRDN, 4.15% due 10/01/2008 (a)              22,770
                 23,400    Texas State, VRDN, Series A-59, 4.20% due 8/31/1999 (a)                                23,400
                 21,200    Trinity River Authority, Texas, PCR (Texas Utilities Electric), VRDN, AMT,
                           Series 96A, 4.25% due 3/01/2026 (a)(e)                                                 21,200
                 20,300    West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                           Chemical Company Project--Standard Oil), UPDATES, 4.20% due
                           12/01/2015 (a)                                                                         20,300
                  4,200    West Side Calhoun County, Texas, Navigation District, Sewer and Solid Waste
                           Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 4.25% due
                           4/01/2031 (a)                                                                           4,200


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                  Face                                                                                           Value
State            Amount                                Issue                                                   (Note 1a)
Utah--2.5%     $ 54,900    Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 4.15% due
                           11/01/2024 (a)(e)                                                                  $   54,900
                           Intermountain Power Agency, Utah, Power Supply Revenue Bonds:
                 25,000        CP, 3.60% due 2/11/1999                                                            25,000
                 12,725        (Tender Option Certificates), VRDN, UT, 4.15% due 7/01/2006 (a)                    12,725
                  6,180    Jordan, Utah, School District (Tender Option Certificates), VRDN, UT,
                           4.20% due 6/15/2007 (a)                                                                 6,180
                           Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                           VRDN (a):
                 36,900        4.15% due 2/01/2008                                                                36,900
                 31,205        Series B, 4.20% due 8/01/2007                                                      31,205
                 21,500    Salt Lake County, Utah, TRAN, 4% due 12/31/1998                                        21,523
                           Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT (a)(e):
                  6,000        Series C, 4% due 11/01/2013                                                         6,000
                 33,500        Series L, 4% due 11/01/2025                                                        33,500

Vermont--         1,100    Vermont Educational and Health Buildings Financing Agency Revenue Bonds
0.3%                       (VHA--New England), VRDN, Series G, 4% due 12/01/2025 (a)(e)                            1,100
                 27,575    Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
                           VRDN, 3.50% due 1/01/2004 (a)                                                          27,575

Virginia--        8,885    Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602, 4.07% due
0.8%                       1/15/2013 (a)                                                                           8,885
                 51,000    Metropolitan Washington D.C. Airport Authority, Virginia, General Airport
                           Revenue Refunding Bonds, VRDN, AMT, Series C, 3.95% due 10/01/2027 (a)                 51,000
                 16,000    Rockingham County, Virginia, IDA, PCR (Merck & Co. Inc. Project), VRDN,
                           Series A, 4.25% due 10/01/2020 (a)                                                     16,000

Washington--     16,300    Eagle Tax-Exempt Trust, Washington State, GO, VRDN, Series 1996-C, Class 4704,
3.6%                       3.60% due 10/01/2015 (a)                                                               16,300
                 30,200    Snohomish County, Washington, Public Utility District No. 001, Electric Revenue
                           Bonds (Generation System), VRDN, 4% due 1/01/2025 (a)(c)                               30,200
                           Washington State Housing Finance Commission, M/F Mortgage Revenue Bonds,
                           VRDN (a):
                  6,400        (Arbors on the Park Project), 4.10% due 10/01/2024                                  6,400
                 10,470        (Courtside Apartments Project), AMT, 4.10% due 1/01/2026                           10,470
                125,000    Washington State Public Power Supply System, Electric Revenue Refunding
                           Bonds, VRDN, Series 3A, 4% due 7/01/2018 (a)(c)                                       125,000
                           Washington State Public Power Supply System Revenue Bonds (Nuclear Project
                           No. 1), VRDN (Tender Option Certificates) (a):
                 18,990        4.20% due 7/01/2004                                                                18,990
                  5,700        Refunding, Series 1A-1, 4% due 7/01/2017                                            5,700
                 23,485        Refunding, Series 1A-2, 4% due 7/01/2017                                           23,485
                           Washington State Public Power Supply System, Revenue Refunding Bonds
                           (Electric Project No. 2), VRDN (a)(c):
                 25,000        Series 2A-1, 3.45% due 7/01/2012                                                   25,000
                 58,430        Series 2A-2, 4% due 7/01/2012                                                      58,430
                  8,800    Yakima County, Washington, Public Corporation Revenue Bonds (Macro
                           Plastics Inc. Project), VRDN, AMT, 4.05% due 12/01/2026 (a)                             8,800


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONCLUDED)                                            (IN THOUSANDS)
                  Face                                                                                         Value
State            Amount                                Issue                                                 (Note 1a)
West Virginia  $ 11,220    Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc
--0.3%                     Group, Inc. Project), VRDN, 4% due 8/01/2005 (a)                                   $   11,220
                 13,600    Marshall County, West Virginia, PCR (Mountaineer Carbon Co.--BP Oil),
                           UPDATES, 4.20% due 12/01/2020 (a)                                                      13,600

Wisconsin--       5,165    Eagle Tax-Exempt Trust, Wisconsin, Housing and Economy Development
0.9%                       Bonds, VRDN, Series 94, Class 4901, 4.12% due 9/01/2015 (a)                             5,165
                  6,090    Hartland, Wisconsin, IDR (Commercial Communications Inc.--Hegwood LLC
                           Project), VRDN, AMT, 4.15% due 8/01/2009 (a)                                            6,090
                  4,650    Langlade County, Wisconsin, BAN, 3.95% due 3/01/1999                                    4,653
                 19,000    Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power Co.),
                           VRDN, Series C, 3.95% due 9/01/2030 (a)                                                19,000
                 16,000    Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                           Project), VRDN, Series A, 4.10% due 9/01/2015 (a)                                      16,000
                 12,875    Waupun, Wisconsin, School District, BAN, 4.35% due 12/01/1998                          12,884
                 14,500    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                           (Wheaton Franciscan Services), VRDN, 3.92% due 8/15/2016 (a)                           14,500

Wyoming--                  Lincoln County, Wyoming, PCR (a):
2.0%             13,000        (Exxon Project), DATES, Series A, 4.10% due 11/01/2014                             13,000
                  7,700        (Exxon Project), VRDN, AMT, Series A, 4.15% due 7/01/2017                           7,700
                  9,000        (Exxon Project), VRDN, AMT, Series B, 4.15% due 7/01/2017                           9,000
                 10,960        Refunding (Pacificorp Projects), VRDN, 4.20% due 11/01/2024 (e)                    10,960
                           Sublette County, Wyoming, PCR (Exxon Project) (a):
                 17,150        DATES, 4.10% due 11/01/2014                                                        17,150
                 10,200        VRDN, AMT, Series B, 4.15% due 7/01/2017                                           10,200
                           Sweetwater County, Wyoming, PCR, Refunding, VRDN (a):
                 13,900        (Idaho Power Co. Project), Series C, 4.15% due 7/15/2026                           13,900
                 18,000        (Pacificorp Project), 4% due 7/01/2015                                             18,000
                 12,000        (Pacificorp Project), 4.20% due 11/01/2024 (e)                                     12,000
                           Uinta County, Wyoming, PCR:
                 15,000        (Amoco Standard Oil Company Industry), Series A, 3.85% due 12/01/1998              15,000
                 57,550        Refunding (Chevron USA Inc. Project), VRDN, 4% due 8/15/2020 (a)                   57,550

                           Total Investments (Cost--$9,089,338++)--100.0%                                      9,089,338

                           Other Assets Less Liabilities--0.0%                                                     3,074
                                                                                                              ----------
                           Net Assets--100.0%                                                                 $9,092,412
                                                                                                              ==========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1998.
(b)Prerefunded.
(c)MBIA Insured.
(d)BIG Insured.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)FSA Insured.
(h)SLMA Collateralized.
 ++Cost for Federal income tax purposes.


See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998
Assets:
Investments, at value (identified cost--$9,089,337,589)(Note 1a)                                         $ 9,089,337,589
Cash                                                                                                             831,609
Interest receivable                                                                                           47,752,708
Prepaid registration fees and other assets (Note 1d)                                                             711,002
                                                                                                         ---------------
Total assets                                                                                               9,138,632,908
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                  $    39,755,910
 Investment adviser (Note 2)                                                                 2,978,494
 Distributor (Note 2)                                                                        2,229,439
 Beneficial interest redeemed                                                                      304        44,964,147
                                                                                       ---------------
Accrued expenses and other liabilities                                                                         1,256,663
                                                                                                         ---------------
Total liabilities                                                                                             46,220,810
                                                                                                         ---------------

Net Assets                                                                                               $ 9,092,412,098
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   909,410,917
Paid-in capital in excess of par                                                                           8,183,733,483
Accumulated realized capital losses--net (Note 4)                                                               (732,302)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 9,094,109,173 shares of
beneficial interest outstanding                                                                          $ 9,092,412,098
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   166,836,007

Expenses:
Investment advisory fees (Note 2)                                                      $    17,828,358
Distribution fees (Note 2)                                                                   5,761,792
Transfer agent fees (Note 2)                                                                   730,696
Registration fees (Note 1d)                                                                    513,452
Accounting services (Note 2)                                                                   195,120
Custodian fees                                                                                 129,646
Printing and shareholder reports                                                                51,484
Professional fees                                                                               47,565
Pricing fees                                                                                    29,426
Trustees' fees and expenses                                                                     23,312
Other                                                                                           47,555
                                                                                       ---------------
Total expenses                                                                                                25,358,406
                                                                                                         ---------------
Investment income--net                                                                                       141,477,601
Realized Gain on Investments--Net (Note 1c)                                                                      167,763
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   141,645,364
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Six         For the
                                                                                        Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                   September 30, 1998  March 31, 1998
Operations:
Investment income--net                                                                 $   141,477,601   $   266,097,242
Realized gain on investments--net                                                              167,763           544,094
                                                                                       ---------------   ---------------
Net increase in net assets resulting from operations                                       141,645,364       266,641,336
                                                                                       ---------------   ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                    (141,477,601)     (266,025,682)
                                                                                       ---------------   ---------------
Net decrease in net assets resulting from dividends to shareholders                       (141,477,601)     (266,025,682)
                                                                                       ---------------   ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                        16,493,406,587    31,377,164,577
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                        141,480,285       266,028,068
                                                                                       ---------------   ---------------
                                                                                        16,634,886,872    31,643,192,645
Cost of shares redeemed                                                                (16,899,347,766)  (30,634,380,592)
                                                                                       ---------------   ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                              (264,460,894)    1,008,812,053
                                                                                       ---------------   ---------------

Net Assets:
Total increase (decrease) in net assets                                                   (264,293,131)    1,009,427,707
Beginning of period                                                                      9,356,705,229     8,347,277,522
                                                                                       ---------------   ---------------
End of period                                                                          $ 9,092,412,098   $ 9,356,705,229
                                                                                       ===============   ===============

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended
                                                            September 30,         For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         1998        1998        1997         1996        1995
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .02         .03         .03         .03          .03
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.02)       (.03)       (.03)       (.03)        (.03)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                               $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment Return                                           3.08%*      3.16%       3.00%       3.31%        2.76%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average Net Assets:
Expenses                                                           .55%*       .55%        .55%        .55%         .55%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            3.05%*      3.11%       2.94%       3.26%        2.70%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                     $9,092,412  $9,356,705  $8,347,278  $8,164,160   $7,391,964
                                                             ==========  ==========  ==========  ==========   ==========

*Annualized.

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $900,000, of which $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].